Segment Information (Details) - Schedule of net sales from external customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of net sales from external customers [Line Items]
Total	$ 1,720,273	$ 2,376,225	$ 2,114,872
United States [Member]
Segment Information (Details) - Schedule of net sales from external customers [Line Items]
Total	1,553,389	2,101,975	1,906,058
Canada [Member]
Segment Information (Details) - Schedule of net sales from external customers [Line Items]
Total	138,123	211,778	150,707
Rest of world [Member]
Segment Information (Details) - Schedule of net sales from external customers [Line Items]
Total	$ 28,761	$ 62,472	$ 58,107